Customer Concentration (Details Narrative) - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - Twin Vee Powercarsco [Member]	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Four Individual Dealers [Member]
Concentration percentage	10.00%	10.00%
Four Individual Dealer [Member]
Concentration percentage		83.00%
Three Individual Dealers [Member]
Concentration percentage			10.00%	10.00%
Combined Dealer [Member]
Concentration percentage				74.00%
Three Individual Dealer [Member]
Concentration percentage				38.00%